Short-term Borrowings - Description (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Aug. 22, 2014
Revolving overdraft credit facility dated 5/6/2015
Short Term Debt [Line Items]
Maximum borrowing capacity	$ 7,000
Loan reference interest rate	LIBOR
Debt instrument basis spread	6.00%
Security agreement dated 8/9/2016
Short Term Debt [Line Items]
Maximum borrowing capacity	$ 250,000	$ 150,000
Loan reference interest rate	LIBOR
Debt instrument basis spread	2.10%
Debt maturity date	Aug. 08, 2017
Security agreement dated 8/9/2016 | Minimum
Short Term Debt [Line Items]
Net worth	$ 410,000
Working capital requirement	$ 125,000
Current ratio	115.00%
Interest coverage ratio	190.00%
Security agreement dated 8/9/2016 | Aegean Bunkering USA | Minimum
Short Term Debt [Line Items]
Net worth	$ 25,000
Leverage ratio	900.00%
Working capital requirement	$ 25,000
Borrowing base facility agreement dated 9/16/2016
Short Term Debt [Line Items]
Maximum borrowing capacity	$ 1,000,000
Number of tranches	3
Borrowing base facility agreement dated 9/16/2016 | Tranche A
Short Term Debt [Line Items]
Loan reference interest rate	LIBOR
Debt instrument basis spread	2.10%
Amount of each tranche	$ 155,000
Loan's tenor	1 year
Borrowing base facility agreement dated 9/16/2016 | Tranche B
Short Term Debt [Line Items]
Loan reference interest rate	LIBOR
Debt instrument basis spread	2.50%
Amount of each tranche	$ 75,000
Loan's tenor	2 years
Borrowing base facility agreement dated 9/16/2016 | Tranche C
Short Term Debt [Line Items]
Loan reference interest rate	lender's cost of funds
Debt instrument basis spread	2.00%
Amount of each tranche	$ 770,000
Borrowing base facility agreement dated 9/16/2016 | Minimum
Short Term Debt [Line Items]
Net worth	410,000
Working capital requirement	$ 125,000
Current ratio	115.00%
Interest coverage ratio	190.00%